Accounts receivable (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Expected credit losses	R$ 284,620	R$ 585,443	R$ 985,614
Decrease through write-off, financial assets	(411,102)	(509,479)
Loans member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Expected credit losses	(130,662)	(361,780)	(521,929)
Decrease through write-off, financial assets	244,431	157,400
Credit card receivables member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Expected credit losses	(117,883)	(185,404)	(451,285)
Decrease through write-off, financial assets	138,505	(345,007)
Payroll loans and other [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Expected credit losses	(36,075)	(38,259)	R$ (12,400)
Decrease through write-off, financial assets	28,166	(7,072)
Expected credit losses
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Expected credit losses	284,620	585,443
Credit Amount [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	3,437,414	2,528,797
Exposure off balance credit limits not used
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Exposure off balance credit limits not used	1,248,447	1,179,532
Stage 1 [Member] | Expected credit losses
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Decrease through write-off, financial assets	0
Stage 1 [Member] | Expected credit losses | Loans member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Expected credit losses	5,235	4,609
Decrease through write-off, financial assets	0
Stage 1 [Member] | Expected credit losses | Credit card receivables member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Expected credit losses	17,595	3,685
Decrease through write-off, financial assets	0
Stage 1 [Member] | Expected credit losses | Payroll loans and other [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Expected credit losses	8,564	6,564
Decrease through write-off, financial assets	0
Stage 1 [Member] | Credit Amount [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	3,135,895	1,690,799
Decrease through write-off, financial assets	0
Stage 1 [Member] | Credit Amount [Member] | Loans member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	17,415	12,710
Decrease through write-off, financial assets	0
Stage 1 [Member] | Credit Amount [Member] | Credit card receivables member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	638,249	360,231
Decrease through write-off, financial assets	0
Stage 1 [Member] | Credit Amount [Member] | Payroll loans and other [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	2,480,231	1,317,858
Decrease through write-off, financial assets	0
Stage 1 [Member] | Exposure off balance credit limits not used | Loans member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Exposure off balance credit limits not used	0	0
Stage 1 [Member] | Exposure off balance credit limits not used | Credit card receivables member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Exposure off balance credit limits not used	1,222,409	852,138
Stage 1 [Member] | Exposure off balance credit limits not used | Payroll loans and other [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Exposure off balance credit limits not used	0	0
Stage 2 [Member] | Expected credit losses
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Decrease through write-off, financial assets	0
Stage 2 [Member] | Expected credit losses | Loans member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Expected credit losses	17	1,415
Decrease through write-off, financial assets	0
Stage 2 [Member] | Expected credit losses | Credit card receivables member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Expected credit losses	9,127	10,203
Decrease through write-off, financial assets	0
Stage 2 [Member] | Expected credit losses | Payroll loans and other [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Expected credit losses	887	887
Decrease through write-off, financial assets	0
Stage 2 [Member] | Credit Amount [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	49,363	192,666
Decrease through write-off, financial assets	0
Stage 2 [Member] | Credit Amount [Member] | Loans member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	22	2,194
Decrease through write-off, financial assets	0
Stage 2 [Member] | Credit Amount [Member] | Credit card receivables member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	40,297	185,325
Decrease through write-off, financial assets	0
Stage 2 [Member] | Credit Amount [Member] | Payroll loans and other [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	9,044	5,147
Decrease through write-off, financial assets	0
Stage 2 [Member] | Exposure off balance credit limits not used | Loans member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Exposure off balance credit limits not used	0	0
Stage 2 [Member] | Exposure off balance credit limits not used | Credit card receivables member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Exposure off balance credit limits not used	25,017	323,776
Stage 2 [Member] | Exposure off balance credit limits not used | Payroll loans and other [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Exposure off balance credit limits not used	0	0
Stage 3 [Member] | Expected credit losses
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Decrease through write-off, financial assets	(411,102)
Stage 3 [Member] | Expected credit losses | Loans member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Expected credit losses	125,411	355,756
Decrease through write-off, financial assets	(244,432)
Stage 3 [Member] | Expected credit losses | Credit card receivables member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Expected credit losses	91,161	171,516
Decrease through write-off, financial assets	(138,505)
Stage 3 [Member] | Expected credit losses | Payroll loans and other [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Expected credit losses	26,623	30,808
Decrease through write-off, financial assets	(28,165)
Stage 3 [Member] | Credit Amount [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	252,156	645,331
Decrease through write-off, financial assets	(411,102)
Stage 3 [Member] | Credit Amount [Member] | Loans member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	125,833	394,834
Decrease through write-off, financial assets	244,432
Stage 3 [Member] | Credit Amount [Member] | Credit card receivables member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	99,450	217,937
Decrease through write-off, financial assets	138,505
Stage 3 [Member] | Credit Amount [Member] | Payroll loans and other [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Credit portfolio amount	26,873	32,560
Decrease through write-off, financial assets	28,165
Stage 3 [Member] | Exposure off balance credit limits not used | Loans member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Exposure off balance credit limits not used	0	0
Stage 3 [Member] | Exposure off balance credit limits not used | Credit card receivables member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Exposure off balance credit limits not used	1,021	3,618
Stage 3 [Member] | Exposure off balance credit limits not used | Payroll loans and other [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Exposure off balance credit limits not used	R$ 0	R$ 0